SHARE-BASED COMPENSATION - Narrative (Details) - EUR (€) € / shares in Units, € in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Share Based Payment Plans [line items]
Number of instruments other equity instruments vested		2,518,292
Expense from share-based payment transactions with employees		€ 10	€ 9
Antidilutive securities (in shares)	2,997,790
PSUs
Share Based Payment Plans [line items]
Vesting period		3 years
PSUs | Bottom of range
Share Based Payment Plans [line items]
Percentage of vesting multiplier		0.00%
PSUs | Top of range
Share Based Payment Plans [line items]
Percentage of vesting multiplier		20000.00%
RSUs
Share Based Payment Plans [line items]
Vesting period		3 years
Number of instruments other equity instruments vested		817,059
Share price at grant date (in EUR per share)		€ 15.23